Acquisition of OceanGeo	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition of OceanGeo
Acquisition of OceanGeo
In February 2013, the Company acquired a 30% ownership interest in OceanGeo B.V. (“OceanGeo”). OceanGeo specializes in seismic acquisition operations using ocean bottom cables deployed from vessels leased by OceanGeo. In October 2013, the Company reached agreement with its joint venture partner in OceanGeo, Georadar Levantamentos Geofisicos S/A (“Georadar”), for the Company to have the option to increase its ownership percentage in OceanGeo from 30% to 70%, subject to certain conditions.
To further assist OceanGeo in acquiring backlog, in October 2013, the Company also agreed to loan OceanGeo additional funds for working capital, as necessary, up to a maximum of $25.0 million. Prior to obtaining a controlling interest in OceanGeo, the Company advanced a total of $18.9 million to OceanGeo.
In January 2014, the Company acquired an additional 40% interest in OceanGeo, through the conversion of certain outstanding amounts loaned to OceanGeo by the Company into additional equity interests of OceanGeo, bringing the Company’s total equity interest in OceanGeo to 70% and giving the Company control over OceanGeo. The Company has included in its results of operations, the results of OceanGeo from the date of the Company’s acquisition of a controlling interest.
In July 2014, the Company paid $6.0 million to Georadar for the remaining 30% of OceanGeo, increasing its equity interest in OceanGeo to 100%. Since the initial investment in early 2013 up to the time the Company increased its interest to 100%, the Company has invested approximately $40.5 million to OceanGeo.
The Company acquired OceanGeo as part of its strategy to expand the range of service offerings it can provide to oil and gas exploration and production customers and to put its Calypso® ocean bottom seismic acquisition technology to work in a service model to meet the growing demand for ocean bottom seismic services.
The acquisition of OceanGeo was accounted for by the acquisition method, whereby the assets acquired and liabilities assumed were recorded at their fair values as of the acquisition date based on an income approach. The estimated fair value of the assets acquired and liabilities assumed approximated the purchase price and therefore no goodwill or bargain purchase was recognized. In connection with the acquisition, the Company incurred $1.3 million in acquisition-related transaction costs related to professional services and fees. These costs were expensed as incurred and were included in other income (expense), net in the Company’s condensed consolidated statement of operations for the twelve months ended December 31, 2014. The following table summarizes the fair value assigned to the assets acquired and liabilities assumed, as well as the noncontrolling interest, at the acquisition date (in thousands):
During 2015, OceanGeo crew remained idle, resulting in a lack of revenue generation in fourth quarter 2015. OceanGeo is actively pursuing several tenders for long-term work in 2016.

Estimated Fair Value of Assets Acquired and Liabilities Assumed:	January 29, 2014
Cash and cash equivalents	$609
Accounts receivable	9,247
Prepaid expenses and other current assets	1,433
Property, plant, equipment and seismic rental equipment, net	18,474
Other assets	2,227
Total identifiable assets	31,990
Accounts payable and accrued liabilities	(13,464)
Bank loans	(6,135)
Other liabilities	(1,026)
Net assets	11,365
Noncontrolling interest	(3,410)
Total consideration	$7,955

The following summarized unaudited pro forma consolidated income statement information for 2014 and 2013, assumes that the OceanGeo acquisition had occurred as of the beginning of the periods presented. The Company has prepared these unaudited pro forma financial results for comparative purposes only. These unaudited pro forma financial results may not be indicative of the results that would have occurred if the Company had completed the acquisition as of the beginning of the periods presented or the results that may be attained in the future. Amounts presented below are in thousands, except for the per share amounts:

Pro forma Consolidated ION Income Statement Information (Unaudited)	Years Ended December 31,
	2014	2013
Net revenues	$518,742	$580,834
Loss from operations	$(114,346)	$(19,300)
Net loss	$(126,492)	$(262,974)
Net loss applicable to common shares	$(127,226)	$(268,330)
Basic and diluted net loss per common share (a)	$(11.70)	$(25.39)
(a) The basic and diluted net loss per common share calculations have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.